Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 287,500,000.00
Previously Paid Amount	35,733.38
Total Fee Amount	39,703.76
Total Offset Amount	0.00
Net Fee	$ 3,970.38
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A